Prepaid Expenses and Other Assets, Current - Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Decrease to prepaid facility and manufacturing	$ 3.7